CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
(Decreased) increased of capital expenditures in accounts payable	$ (16)	$ 31	$ 16
Stock-based compensation	$ 28	$ 26	$ 22